Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation [Abstract]
Share-based compensation (Tables), Performance shares [Text Block]

Philips Group

Performance shares

2019

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2019	4,738,099	32.54
Granted	1,183,900	40.38
Notional dividends1)	90,183	39.15
Vested/Issued	3,187,475	24.81
Forfeited	246,510	37.24
Adjusted quantity2)	882,604	21.34
Outstanding at December 31, 2019	3,460,802	39.32

USD-denominated
Outstanding at January 1, 2019	2,878,048	37.74
Granted	808,652	45.28
Notional dividends1)	57,569	44.82
Vested/Issued	1,865,456	28.36
Forfeited	174,758	44.36
Adjusted quantity2)	509,908	24.71
Outstanding at December 31, 2019	2,213,962	45.06
1)Dividend declared in 2019 on outstanding shares.
2)Adjusted quantity includes the adjustments made to performance shares outstanding due to updates on the actual and expected EPS.

Share-based compensation (Tables), Restricted shares [Text Block]

Philips Group

Restricted shares

2019

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 20191)	2,220,891	29.69
Granted	641,485	37.22
Notional dividends2)	45,433	34.44
Vested/Issued	920,463	24.65
Forfeited	120,481	33.50
Outstanding at December 31, 2019	1,866,864	34.63

USD-denominated
Outstanding at January 1, 20191)	1,905,867	33.58
Granted	614,062	41.83
Notional dividends2)	42,465	38.07
Vested/Issued	688,010	28.67
Forfeited	142,407	37.71
Outstanding at December 31, 2019	1,731,978	38.22
1)Excludes premium shares on Restricted shares granted before 2013. (20% additional (premium) shares that may be received if shares delivered under the plan are not sold for three-year period).
2)Dividend declared in 2019 on outstanding shares.

Share-based compensation (Tables), Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

2019

	options	weighted average exercise price
Outstanding at January 1, 2019	1,648,720	18.90
Exercised	659,128	18.86
Expired	54,885	15.42
Outstanding at December 31, 2019	934,707	19.14

Exercisable at December 31, 2019	934,707	19.14

Share-based compensation (Tables), Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

2019

	options	weighted average exercise price
Outstanding at January 1, 2019	1,633,868	26.13
Exercised	663,191	26.20
Expired	41,702	22.13
Outstanding at December 31, 2019	928,975	26.26

Exercisable at December 31, 2019	928,975	26.26

Share-based compensation (Tables), Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

2019

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	370,115	10.6	2.3 yrs
15-20	16,461	0.4	2.2 yrs
20-25	548,131	11.7	1.0 yrs
Outstanding options	934,707	22.8	1.5 yrs

USD-denominated
15-20	360,625	10.6	2.3 yrs
20-25	20,550	0.6	2.0 yrs
25-30	354,350	6.8	1.3 yrs
30-35	193,450	3.0	0.4 yrs
Outstanding options	928,975	20.9	1.5 yrs

Share-based compensation (Tables), Accelerate! options [Text Block]

Philips Group

Accelerate! options

2019

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2019	296,750	16.57
Exercised	76,550	15.24
Outstanding at December 31, 2019	220,200	17.04

Exercisable at December 31, 2019	220,200	17.04

USD-denominated
Outstanding at January 1, 2019	123,300	20.02
Exercised	40,800	20.02
Expired	7,500	20.02
Outstanding at December 31, 2019	75,000	20.02

Exercisable at December 31, 2019	75,000	20.02